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Class A C and R6 Shares | Federated Hermes International Equity Fund
Federated Hermes International Equity Fund (the "Fund")
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund's investment objective is to provide long-term capital appreciation. The objective may be changed by the Fund's Board of Trustees (the "Trustees") without shareholder approval.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class C Shares (C) and Class R6 Shares (R6) of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of Federated Funds. More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost?" section of the Prospectus on page 12 and in "Appendix B" to this Prospectus. If you purchase the Fund's R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A C and R6 Shares - Federated Hermes International Equity Fund	A	C	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A C and R6 Shares - Federated Hermes International Equity Fund		A		C	R6
Management Fee		0.70%		0.70%	0.70%
Distribution (12b-1) Fee		none	[1]	0.75%	none
Other Expenses	[2]	10.39%		10.39%	10.04%
Total Annual Fund Operating Expenses		11.09%		11.84%	10.74%
Fee Waivers and/or Expense Reimbursements		(10.10%)		(10.10%)	(10.01%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[3]	0.99%		1.74%	0.73%
[1]	The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.05%. No such fee is currently incurred and paid by the A class of the Fund. The A class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy-related expenses, paid by the Fund, if any) paid by the Fund's A class, C class and R6 class (after the voluntary waivers and/or reimbursements) will not exceed 0.99%, 1.74% and 0.73% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) February 1, 2021; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these additional arrangements prior to the Termination Date, these additional arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the operating expenses (excluding fee waivers and/or expense reimbursements) are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A C and R6 Shares - Federated Hermes International Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A	1,566	3,416	5,048	8,334
C	1,244	3,201	4,987	8,486
R6	1,043	2,953	4,651	8,111

Expense Example, No Redemption - Class A C and R6 Shares - Federated Hermes International Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A	1,566	3,416	5,048	8,334
C	1,144	3,201	4,987	8,486
R6	1,043	2,953	4,651	8,111

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the period from September 19, 2019 (date of initial investment) to November 30, 2019, the Fund's portfolio turnover rate was 1% of the average value of its portfolio.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
The Fund pursues its investment objective of long-term capital appreciation by investing typically in large-cap equity securities (i.e., companies with market capitalizations greater than $10 billion) that are quoted or traded on regulated markets worldwide (excluding North America) and component securities of the MSCI EAFE Index or equity securities of companies listed in the countries referenced in this index. The Fund will invest at least two-thirds of its assets in these securities.

The Fund will be an actively managed portfolio using a disciplined fundamental stock-selection process based on well documented market anomalies. The Fund's investment adviser or sub-adviser (as applicable, the "Adviser") will use a proprietary quantitative model which captures systematic behavioral biases of market participants in order to generate returns for the Fund. The Fund's investments will be selected based on the output of this model and will favor equity securities which have a combination of proven fundamental characteristics. Companies with a competitive advantage and a sustainable business model are sought after as they are more likely to offer visibility of earnings growth. In addition, the Adviser believes that companies that are well governed are more likely to avoid unforeseeable negative impacts and targets such companies. The Adviser believes that choosing stocks that demonstrate a combination of these characteristics will allow the Fund to hold stocks over the long-term. The Adviser employs a disciplined subjective analysis that assesses the model's effectiveness.

As part of the strategy's assessment of quality and its approach to risk management, risks associated with a company's approach to environmental, social and governance (ESG) issues are actively assessed. The Adviser considers data on Hermes' proprietary ESG Dashboard, which contains a wide range of ESG factors and ranks companies on their behaviors versus peers. No sector or industry is excluded from the initial analysis.

In making its investment decisions, the Adviser will seek to consider ESG issues with regards to the holding of either individual securities or various categories or classes of securities. These ESG considerations are intended to provide guidance on achieving best practice standards of corporate governance and equity stewardship in order to make informed investment decisions.

The Fund will invest in a diversified portfolio of equities (such as common and/or preferred stock and/or rights/warrants) and/or equity-related instruments (such as depositary receipts) of, or relating to companies in, or that derive a large proportion of their revenue from, global developed markets. Investment in or exposure to such securities will be on a long-only basis.

The Fund may invest in other investment companies and futures contracts to implement elements of its investment strategy, including for cash flow management, cost effectiveness, and gaining exposure to certain markets and securities in a quicker and/or more efficient manner. These investments will be on a long-only basis. There can be no assurance that the Fund's use of futures contracts will work as intended. Futures contract investments made by the Fund are included within the Fund's 80% policy (as described below) and are calculated at market value.

The Fund will invest its assets so that, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) are invested in equity investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would permit the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in equity investments.
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
  Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time. Information publicly available about a company, whether from the company's financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company's shares in the market. Among other factors, equity securities may decline in value because of an increase in interest rates or changes in the stock market. Recent and potential future changes in industry and/or economic trends, as well as changes in monetary policy made by central banks and/or their governments, also can affect the level of interest rates and contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects (such as a decline in a company's stock price), which could negatively impact the Fund's performance.
  Quantitative Modeling Risk. The Fund employs quantitative models as a management technique. These models examine multiple economic factors using various proprietary and third-party data. The results generated by quantitative analysis may perform differently than expected and may negatively affect Fund performance for various reasons (for example, human judgment, data imprecision, software or other technology malfunctions, or programming inaccuracies).
  Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets.  Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse effects.
  Risk of Foreign Investing. The foreign markets in which the Fund invests may be subject to economic or political conditions which are less favorable than those of the United States and may lack financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies.
  Risk of Investing in Depositary Receipts and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in American Depositary Receipts and other domestically traded securities of foreign companies, whether in the United States or in foreign local markets, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience increased volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings of non-U.S. dollar denominated securities.
  Eurozone Related Risk. A number of countries in the European Union (EU) have experienced, and may continue to experience, severe economic and financial difficulties. Additional EU member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund's investments in euro-denominated securities and derivatives contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries.
  Liquidity Risk. The securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
  Risk of Investing in Derivative Contracts. Derivative contracts involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts include valuation and tax issues, increased potential for losses and/or costs to the Fund and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts may also involve other risks described in this Prospectus, such as stock market, interest rate, credit, currency, liquidity and leverage risks.
  Counterparty Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Custodial Services and Related Investment Cost. Custodial services and other costs relating to investment in international securities markets generally are more expensive due to differing settlement and clearance procedures than those of the United States.
  Technology Risk. The Adviser uses various technologies in managing the Fund consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund.  Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
PERFORMANCE: BAR CHART AND TABLE
A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.